Tax Expense - Income Tax Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax expense.
Current tax	$ 36,397	$ 15,310	$ 7,642
Income tax - current year	34,522	14,382	4,821
Income tax - change in tax estimate			1,944
Withholding tax - current year	1,875	928	867
Acquisition of Bilboes Gold tax liability			10
Deferred tax expense	2,661	2,179	5,168
Origination and reversal of temporary differences	2,661	2,179	5,168
Tax expense - recognised in profit or loss	39,058	17,489	12,810
Tax expense	$ 39,058	$ 17,489	$ 12,810